Accounting policies - Schedule of fair values of financial assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	€ 156,118	€ 116,953	€ 114,945
Non-trading financial assets mandatorily at fair value through profit or loss	5,713	5,536	4,486
Financial assets designated at fair value through profit or loss	8,989	15,957	48,717
Financial assets at fair value through other comprehensive income	85,239	108,038	120,953
Hedging derivatives (assets)	8,069	4,761	8,325
Financial liabilities held for trading	115,185	79,469	81,167
Financial liabilities designated at fair value through profit or loss	55,947	32,733	48,038
Hedging derivatives (liabilities)	9,228	5,463	6,869
Liabilities under insurance or reinsurance contracts	747	770	910
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	45,014	39,678	46,379
Non-trading financial assets mandatorily at fair value through profit or loss	1,800	2,398	1,756
Financial assets designated at fair value through profit or loss	1,976	2,113	2,509
Financial assets at fair value through other comprehensive income	64,216	77,749	91,771
Financial liabilities held for trading	16,237	10,379	9,863
Financial liabilities designated at fair value through profit or loss	212	3,620	2,118
Internal Models (level 2 and 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets held for trading	111,104	77,275	68,566
Non-trading financial assets mandatorily at fair value through profit or loss	3,913	3,138	2,730
Financial assets designated at fair value through profit or loss	7,013	13,844	46,208
Financial assets at fair value through other comprehensive income	21,023	30,289	29,182
Hedging derivatives (assets)	8,069	4,761	8,325
Financial liabilities held for trading	98,948	69,090	71,304
Financial liabilities designated at fair value through profit or loss	55,735	29,113	45,920
Hedging derivatives (liabilities)	9,228	5,463	6,869
Liabilities under insurance or reinsurance contracts	€ 747	€ 770	€ 910